UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Spyglass Growth Fund
Institutional Shares | SPYGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Spyglass Growth Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://spygx.com/fund-documents/. You can also request this information by contacting us at 1-888-878-5680.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended December 31, 2025, the Fund generated a return of 15.74%. This performance was favorable compared to the return of 10.28% for its benchmark, the Bloomberg US  Mid Cap Growth Index (which includes the reinvestment of dividends).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s primary driver of performance during the reporting period was security selection. Throughout 2025, company fundamentals appeared to be the primary driver of stock prices, despite  macroeconomic  conditions, and the Fund benefited from Spyglass’s fundamental strategy, with the majority of Spyglass portfolio companies meeting or exceeding consensus expectations when reporting financial results.
The Fund invests in what Spyglass believes are dynamic companies operating in rapidly-growing industries led by results-oriented, entrepreneurial management teams. The Fund’s strategy remains consistent as it attempts to identify companies that are benefiting from secular growth and are well positioned to compete in the industries in which they operate.

Top Contributors
↑	AppLovin Corporation
↑	Exact Sciences Corporation
↑	Robinhood Markets, Inc.
↑	MongoDB, Inc.
↑	Astera Labs, Inc.

Top Detractors
↓	Sweetgreen, Inc.
↓	Shift4 Payments, Inc.
↓	Hubspot, Inc.
↓	ACV Auctions, Inc.
↓	Duolingo, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Spyglass Growth Fund	PAGE 1	TSR-AR-56170L703

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Shares	15.74	4.01	14.50
S&P 500 TR Index	17.88	14.42	14.32
Bloomberg 500 Total Return Index†	18.03	14.00	14.47
Bloomberg US Mid Growth Total Return Index	10.28	6.89	11.13
Visit https://spygx.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	The Bloomberg 500 TR Index has replaced the S&P 500 TR Index as the Fund’s broad-based securities market index due to licensing considerations and potential cost savings.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,158,136,286
Number of Holdings	25
Net Advisory Fee Paid	$8,481,050
Portfolio Turnover Rate	85%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors[1]	(% of Net Assets)
Information Technology	41.4%
Consumer Discretionary	14.6%
Financials	14.5%
Industrials	12.0%
Health Care	11.4%
Real Estate	5.2%
Cash & Other	0.9%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top Holdings	(% of Net Assets)
MongoDB, Inc.	5.5%
Affirm Holdings, Inc.	5.4%
Shift4 Payments, Inc. - Class A	5.3%
HubSpot, Inc.	5.3%
CoStar Group, Inc.	5.3%
Global-e Online Ltd.	5.2%
AAON, Inc.	4.5%
Ascendis Pharma AS	4.4%
API Group Corp.	4.4%
Cadence Design Systems, Inc.	4.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://spygx.com/fund-documents/.
Spyglass Growth Fund	PAGE 2	TSR-AR-56170L703

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-888-878-5680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Spyglass Growth Fund	PAGE 3	TSR-AR-56170L703

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant, on behalf of the Spyglass Growth Fund, retained the Fund’s principal accountant to perform audit services, audit-related services and tax services during the past two fiscal years. In addition, the Jackson Square Large-Cap Growth Fund retained the same principal accountant to perform other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” for the fiscal year ended December 31, 2025 refer to the review of equalization calculation provided by the principal accountant for the Jackson Square Large Cap Growth Fund that later merged into the Spyglass Growth Fund. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$18,100	$13,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$1,500	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the registrant’s investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by the registrant’s accountant applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Spyglass Growth Fund:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$5,000	$3,500
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Spyglass Growth Fund
Core Financial Statements
Annual Report December 31, 2025

SPYGLASS GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 14.6%
Carvana Co.(a)	104,434	$44,073,236
DoorDash, Inc. - Class A(a)	156,242	35,385,688
Duolingo, Inc.(a)	165,894	29,114,397
Global-e Online Ltd.(a)	1,543,370	60,669,875
		169,243,196
Financials - 14.5%
Affirm Holdings, Inc.(a)	835,431	62,181,130
Kinsale Capital Group, Inc.	113,202	44,275,566
Shift4 Payments, Inc. - Class A(a)	983,123	61,907,255
		168,363,951
Health Care - 11.4%
Ascendis Pharma AS - ADR(a)	240,592	51,303,838
Exact Sciences Corp.(a)	270,691	27,491,378
Illumina, Inc.(a)	231,881	30,413,512
Medpace Holdings, Inc.(a)	40,002	22,467,123
		131,675,851
Industrials - 12.0%
AAON, Inc.	688,273	52,480,816
API Group Corp.(a)	1,321,906	50,576,124
Loar Holdings, Inc.(a)	521,884	35,488,112
		138,545,052
Information Technology - 41.4%(b)
AppLovin Corp. - Class A(a)	69,261	46,669,447
Cadence Design Systems, Inc.(a)	155,860	48,718,719
Credo Technology Group Holding Ltd.(a)	225,420	32,435,684
Fair Isaac Corp.(a)	28,644	48,426,119
HubSpot, Inc.(a)	152,508	61,201,460
MongoDB, Inc.(a)	152,282	63,911,233
nCino, Inc.(a)	1,670,505	42,831,748
Procore Technologies, Inc.(a)	623,304	45,339,133
Samsara, Inc. - Class A(a)	1,356,581	48,090,797
Snowflake, Inc. - Class A(a)	190,009	41,680,374
		479,304,714
Real Estate - 5.2%
CoStar Group, Inc.(a)	906,157	60,929,997
TOTAL COMMON STOCKS (Cost $1,016,416,403)		1,148,062,761
TOTAL INVESTMENTS - 99.1% (Cost $1,016,416,403)		$1,148,062,761
Other Assets in Excess of Liabilities - 0.9%		10,073,525
TOTAL NET ASSETS - 100.0%		$1,158,136,286

The accompanying notes are an integral part of these financial statements.

1

SPYGLASS GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

2

SPYGLASS GROWTH FUND
Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments, at value	$1,148,062,761
Cash - interest bearing deposit account	9,051,785
Receivable for investments sold	2,578,120
Receivable for fund shares sold	429,874
Interest receivable	25,074
Dividend tax reclaims receivable	3,281
Prepaid expenses and other assets	34,350
Total assets	1,160,185,245
LIABILITIES:
Payable for capital shares redeemed	895,319
Payable to Adviser	794,925
Payable for fund administration and accounting fees	177,840
Payable for transfer agent fees and expenses	92,510
Payable for custodian fees	12,396
Payable for compliance fees	8,377
Payable for expenses and other liabilities	67,592
Total liabilities	2,048,959
NET ASSETS	$ 1,158,136,286
Net Assets Consists of:
Paid-in capital	$1,656,703,070
Total accumulated losses	(498,566,784)
Total net assets	$ 1,158,136,286
Institutional Class
Net assets	$1,158,136,286
Shares issued and outstanding(a)	49,831,305
Net asset value per share, offering, and redemption price	$23.24
Cost:
Investments, at cost	$1,016,416,403

(a)	Unlimited shares authorized at a $0.01 par value.
The accompanying notes are an integral part of these financial statements.

3

SPYGLASS GROWTH FUND
Statement of Operations
For the Year Ended December 31, 2025(a)

INVESTMENT INCOME:
Interest income	$339,002
Dividend income	288,078
Less: dividend withholding taxes	(1,604)
Total investment income	625,476
EXPENSES:
Investment advisory fee (Note 4)	9,313,886
Fund administration and accounting fees (Note 4)	477,424
Transfer agent fees	125,310
Custodian fees	51,557
Legal fees	44,636
Federal and state registration fees	43,438
Trustees’ fees	24,813
Audit fees	19,571
Compliance fees	12,410
Reports to shareholders	2,566
Other expenses and fees	31,111
Total expenses	10,146,722
Expense reimbursement by Advisor (Note 4)	(832,836)
Net expenses	9,313,886
Net investment loss	(8,688,410)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	265,122,598
Net realized gain	265,122,598
Net change in unrealized depreciation on:
Investments	(127,580,678)
Net change in unrealized depreciation	(127,580,678)
Net realized and unrealized gain	137,541,920
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,853,510

(a)
The Jackson Square SMID-Cap Growth Fund and Jackson Square Large-Cap Growth Fund reorganized into the Spyglass Growth Fund, which occurred after the close of business on October 31, 2025 and December 5, 2025 respectively. (See Note 11 of the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

4

Spyglass Growth Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2025(a)	2024
OPERATIONS:
Net investment loss	$(8,688,410)	$(6,686,869)
Net realized gain	265,122,598	251,304,407
Net change in unrealized appreciation (depreciation)	(127,580,678)	21,671,354
Net increase in net assets from operations	128,853,510	266,288,892
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	94,591,665	124,269,807
Shares issued in connection with reorganization(a)	234,303,617	—
Shares redeemed - Institutional Class	(250,616,445)	(212,930,203)
Net increase (decrease) in net assets from capital transactions	78,278,837	(88,660,396)
NET INCREASE IN NET ASSETS	207,132,347	177,628,496
NET ASSETS:
Beginning of the year	951,003,939	773,375,443
End of the year	$ 1,158,136,286	$951,003,939
SHARES TRANSACTIONS
Shares sold - Institutional Class	4,652,102	7,674,328
Shares issued in connection with reorganization(a)	9,856,847	—
Shares redeemed - Institutional Class	(12,043,004)	(13,483,243)
Total increase (decrease) in shares outstanding	2,465,945	(5,808,915)

(a)
The Jackson Square SMID-Cap Growth Fund and Jackson Square Large-Cap Growth Fund reorganized into the Spyglass Growth Fund, which occurred after the close of business on October 31, 2025 and December 5, 2025 respectively. (See Note 11 of the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

5

Spyglass Growth Fund
Financial Highlights
Institutional Class
For a capital share outstanding throughout each year

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.08	$14.54	$9.43	$17.88	$22.19
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.17)	(0.14)	(0.08)	(0.10)	(0.22)
Net realized and unrealized gain (loss) on investments	3.33	5.68	5.19	(8.34)	(1.28)
Total from investment operations	3.16	5.54	5.11	(8.44)	(1.50)
LESS DISTRIBUTIONS:
Net realized gains	—	—	—	(0.01)	(2.81)
Total distributions	—	—	—	(0.01)	(2.81)
Net asset value, end of year	$23.24	$20.08	$14.54	$9.43	$17.88
TOTAL RETURN	15.74%	38.10%	54.19%	(47.23)%	(6.42)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,158,136	$951,004	$773,375	$614,538	$2,064,723
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.09%	1.10%	1.13%	1.09%	1.05%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.93)%	(0.84)%	(0.67)%	(0.76)%	(0.95)%
Portfolio turnover rate	85%	66%	63%	54%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
The accompanying notes are an integral part of these financial statements.

6

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025
NOTE 1 – ORGANIZATION
The Spyglass Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. Spyglass Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to seek long term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

7

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025(Continued)
F.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of December 31, 2025 and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures or recognition are required.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded, and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
Cash and Cash Equivalents: Cash and cash equivalents include cash on hand and demand deposits. The Fund sweeps uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank. The fund regularly operates in excess of the FDIC limit.

8

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025(Continued)
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks*	$1,148,062,761	$ —	$ —	$1,148,062,761
Total Investments, at Value	$1,148,062,761	$—	$—	$1,148,062,761

*	Refer to the Schedule of Investments for industry classifications.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the year ended December 31, 2025, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended December 31, 2025, the Fund incurred $9,313,886 in advisory fees. Advisory fees payable at December 31, 2025 for the Fund were $794,925.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation), do not exceed 1.00% of the average daily net assets for the Fund’s Institutional Shares.
For the year ended December 31, 2025, the Advisor reimbursed expenses in the amount of $832,836 for the Fund. The waivers and reimbursements will remain in effect through April 30, 2027 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund’s expenses to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the recoupment. Any such

9

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025(Continued)
recoupment is also contingent upon the Trust’s review and approval. Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$858,227	12/31/2026
822,434	12/31/2027
832,836	12/31/2028

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent, and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the year ended December 31, 2025, the Fund incurred the following expenses for fund administration, accounting, transfer agency, custody, and compliance fees:

Fund Administration and Accounting	$477,424
Custody	$51,557
Transfer agency	$125,310
Compliance	$12,410

At December 31, 2025, the Fund had payables due to Fund Services for fund administration, accounting, compliance and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Fund Administration and Accounting	$177,840
Custody	$12,396
Transfer agency	$92,510
Compliance	$8,377

ALPS Distributors, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the year ended December 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Spyglass Growth Fund*	$795,803,463	$961,906,145

*	Securities acquired by the Fund in connection with the reorganization described in Note 11 of the Notes to Financial Statements were also excluded.
There were no purchases or sales of long-term U.S. Government securities.

10

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of December 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$1,038,126,371
Gross unrealized appreciation	200,615,574
Gross unrealized depreciation	(90,679,184)
Net unrealized appreciation	109,936,390
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(608,503,174)
Total accumulated losses	$(498,566,784)

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales.
The Fund elected to defer $339,734 of late year losses for the year ended December 31, 2025.
As of December 31, 2025, the Fund had short-term capital loss carryforward of $180,330,174. These capital loss carryforwards are used to offset capital gains, and do not expire. During the year ended December 31, 2025, the Fund utilized short-term and long-term capital loss carryover in the amounts of $183,077,249 and $81,572,893 respectively, to reduce taxable income.
In connection with the reorganizations, the Fund succeeded to capital loss carryforwards of the predecessor funds. The utilization of these capital loss carryforwards is subject to annual limitations under the Internal Revenue Code. The Jackson Square Large-Cap Fund had capital loss carryforward limitations of $76,737 for short-term and $280,308 for long-term. The limitations for the Jackson Square SMID-Cap Fund were $1,490,345 short-term, and $1,087,660 long-term.
The Fund did not pay any distributions during the years ended December 31, 2025 and 2024.
Generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended December 31, 2025, the effect of permanent “book/tax” reclassifications relate to the Fund’s net operating losses during the current fiscal year, as well as the acquisition of the the target funds in the merger (see Note 11). These reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated Earnings/Loss	Paid-In Capital
Spyglass Growth Fund	$(420,914,403)	$420,914,403

NOTE 7 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, there were no beneficial owners exceeding 25% of the voting securities of the Fund.

11

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025(Continued)
NOTE 9 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Fund’s Advisor. The Fund’s Advisor serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 10 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
NOTE 11 – FUND REORGANIZATIONS AND IN-KIND CONTRIBUTIONS
On October 24, 2025, the shareholders of the Jackson Square SMID-Cap Growth Fund approved the reorganization of the Fund into the Spyglass Growth Fund, a series of the Trust, and on November 21, 2025, the shareholders of the Jackson Square Large-Cap Growth Fund approved the reorganization of the Fund into the Spyglass Growth Fund. Each of the Jackson Square SMID-Cap Fund and the Jackson Square Large-Cap Growth Fund, was a series of Managed Portfolio Series, an unaffiliated registered investment company, and is referred to as a “Target Fund.”
The reorganization of each Target Fund into the Spyglass Growth Fund was a separate transaction (each, a “Reorganization,” and together, the “Reorganizations”) effected pursuant to an Agreement and Plan of Reorganization. The primary purpose of the Reorganization was to combine each Target Fund with the Spyglass Growth Fund. The Target Funds’ advisor noted that in addition to other factors, the sole portfolio manager of the SMID-Cap Growth Fund intended to retire, and there was no plan of succession. The Advisor also informed the MDP Board that the strategic transaction with a similar fund would allow additional scale for the Spyglass Growth Fund. The costs of the Reorganizations, other than trading costs related to the repositioning of each Target Fund prior to the closing of the Reorganizations, were borne by the Advisor and Jackson Square Partners, LLC. The Spyglass Growth Fund is the accounting survivor of the Reorganizations for financial statements and performance reporting purposes. Each Reorganization provided for the transfer of assets of the Target Fund to the Spyglass Growth Fund in exchange for shares of beneficial interest, par value $0.01 per share, of the Spyglass Growth Fund and its assumption of the liabilities of each Target Fund. The Reorganizations were effective after the close of business on October 31, 2025 for the Jackson Square SMID-Cap Growth Fund and December 5, 2025 for the Jackson Square Large-Cap Growth Fund, respectively.
The Reorganization of the Jackson Square SMID-Cap Growth Fund was accomplished by the exchange of 2,252,410 IS class shares, 734,930 Institutional class shares, and 671,092 Investor class shares of the Jackson Square SMID-Cap Growth Fund for 3,076,027 shares of the Spyglass Growth Fund’s Institutional class shares.

	Shares Outstanding	Net Assets
Spyglass Growth Fund (immediately prior to Reorganization)	42,797,520	$1,006,897,742

Target Fund	Target Fund Shares Exchanged	Net Assets of Target Fund Exchanged
Jackson Square SMID-Cap Growth Fund	3,658,432	$72,369,643

The investment portfolio cost, fair value, and unrealized depreciation for the Spyglass Growth Fund immediately prior to the Reorganization with the SMID-Cap Growth Fund were as follows:

	Cost of Investments	Portfolio Value	Unrealized Appreciation
Spyglass Growth Fund	$854,507,028	$1,002,710,975	$148,203,947
Jackson Square SMID-Cap Growth Fund	$70,132,993	$71,828,068	$1,695,075

Immediately following the Reorganization, the net assets of the combined fund was $1,079,267,385.

12

SPYGLASS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025(Continued)
The Reorganization of the Jackson Square Large-Cap Growth Fund was accomplished by the exchange of 469,653 IS class shares, 5,382,288 Institutional class shares, and 11,939,583 Investor class shares of the Jackson Square Large-Cap Growth Fund for 6,780,820 shares of the Spyglass Growth Fund’s Institutional class shares.

	Shares Outstanding	Net Assets
Spyglass Growth Fund (immediately prior to Reorganization)	43,665,689	$1,042,787,964

Target Fund	Target Fund Shares Exchanged	Net Assets of Target Fund Exchanged
Jackson Square Large-Cap Growth Fund	17,791,524	$161,933,974

The investment portfolio cost, fair value, and unrealized depreciation for the Spyglass Growth Fund immediately prior to the Reorganization with the Jackson Square Large-Cap Growth Fund were as follows:

	Cost of Investments	Portfolio Value	Unrealized Depreciation
Spyglass Growth Fund	$854,000,931	$1,034,801,365	$180,800,434
Jackson Square Large-Cap Growth Fund	$153,170,213	$161,175,826	$8,005,613

Immediately following the Reorganization, the net assets of the combined fund was $1,204,721,938.
Each Reorganization qualified as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended. For financial reporting purposes, assets received and shares issued by the Spyglass Growth Fund were recorded at fair value; however, the cost basis of investments received from each Target Fund were carried forward to align ongoing reporting of the Spyglass Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the Reorganizations had been completed on January 1, 2025, the beginning of the Fund’s fiscal year, the pro forma results of operation for the fiscal year ended December 31, 2025, would have been as follows:

Net Investment Income	$(9,628,950)
Net realized and unrealized gain on investments	$180,944,974
Net increase in net assets resulting from operations	$171,316,024

Because the Spyglass Growth Fund has been managed as a single integrated portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of each Target Fund and the Spyglass Growth Fund that have been included in the Spyglass Growth Fund’s statement of operations since October 31, 2025 and December 5, 2025, respectively.

13

SPYGLASS GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Spyglass Growth Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Spyglass Growth Fund (the “Fund”), a series of Manager Directed Portfolios, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 26, 2026

14

SPYGLASS GROWTH FUND
APPROVAL OF THE SPYGLASS GROWTH FUND INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2025 to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Spyglass Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Spyglass Capital Management, LLC (“Spyglass” or the “Adviser”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 23, 2025 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, Spyglass’ Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Spyglass, including information regarding Spyglass’ compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the expense limitation agreement between Spyglass and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with representatives of Spyglass earlier in the meeting and at a prior meeting to discuss Spyglass’ investment strategy for the Fund, the Fund’s performance, updates about the Adviser’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Adviser, the performance of the Fund, brokerage and trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services provided by the Adviser in the management of the Fund, including portfolio management, research, trading, compliance monitoring, marketing and proxy voting services. The Trustees considered the qualifications and experience of personnel at the Adviser who are involved in the day-to-day activities of the Fund. The Board considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Trustees considered the information provided by the Adviser in response to the due diligence questionnaire and as part of the presentations by the Adviser to the Board. The Trustees concluded that the nature, extent and quality of services provided to the Fund by Spyglass were appropriate and that the Fund was likely to continue to benefit from the services provided by Spyglass under the Advisory Agreement.
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year, three-year, five-year and since-inception periods ended June 30, 2025 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network, an independent third-party analytics firm, and (3) a performance universe of other mid-cap growth funds with similar pricing features.
The Trustees noted that the Fund outperformed its benchmark, the Bloomberg Midcap Growth Index, the peer group median and the universe median for all time periods except the five-year period. The Board considered the concentrated nature of the Fund’s portfolio as compared to the benchmark index. The Trustees reviewed the Fund’s performance relative to Spyglass’ composite of other separately managed accounts managed with investment strategies similar to the Fund and noted that the performance was similar to the Fund’s performance and that the Fund’s performance includes that of a predecessor partnership.

15

SPYGLASS GROWTH FUND
APPROVAL OF THE SPYGLASS GROWTH FUND INVESTMENT ADVISORY AGREEMENT(Continued)
The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from Spyglass’ continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of funds in the FUSE peer group. The Trustees considered Spyglass’ commentary regarding the Fund’s advisory fee rate. The Trustees considered that the advisory fee structure is similar to a unitary management fee because Spyglass reimburses most expenses given that the expense cap for the Institutional share class is equal to the advisory fee.
The Trustees noted that the Fund’s contractual advisory fee rate of 1.00% was higher than the peer group median. The Trustees noted that the total net expense ratio for the Institutional share class was higher than the peer group median and the universe median. The Trustees considered the fee waivers and expense reimbursements previously provided by Spyglass and Spyglass’ commitment to renew the Fund’s expense limitation agreement. The Board considered the advisory fees charged to comparable accounts managed by Spyglass, noting the differences in fee structure, regulatory status and investment minimums.
The Trustees concluded that the Fund’s expenses and the advisory fee paid to Spyglass were fair and reasonable in light of the comparative expense and advisory fee information and the quality of the services provided to the Fund by Spyglass.
4. Costs of Services Provided and Profits Realized by the Adviser
The Trustees considered Spyglass’ financial statements and a profitability analysis prepared by Spyglass based on the fees payable under the Advisory Agreement. The Trustees concluded that Spyglass’ level of profitability from its relationship with the Fund was reasonable.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its peer group and universe and considered potential economies of scale. The Trustees noted that the Fund’s advisory fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Spyglass has been waiving fees or reimbursing expenses since the Fund’s inception. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place.
6. Benefits Derived from the Relationship with the Fund
The Trustees considered the direct and indirect benefits that could be realized by Spyglass from its association with the Fund. The Trustees concluded that other benefits Spyglass receives as a result of its relationship with the Fund, such as soft dollar research, appear to be reasonable.
Conclusion
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

16

SPYGLASS GROWTH FUND
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Spyglass Growth Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, was as follows:

Spyglass Growth Fund	0.00%

17

SPYGLASS GROWTH FUND
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited) (Continued)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

18

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	March 3, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	March 3, 2026

* Print the name and title of each signing officer under his or her signature.